Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue	$ 281,697	$ 30,159
Operating expenses	(159,198)	(19,028)
Depreciation and depletion	(38,645)	(4,201)
Earnings from mine operations	83,854	6,930
Exploration	(8,754)	(12,232)
General and administration	(19,976)	(16,461)
Asset impairments		(13,283)
Income (loss) from operations	55,124	(35,046)
Finance expense	(17,537)	(6,698)
Finance income	1,950	4,436
Total other income (expense)	(52,723)	238
Net income (loss) before taxes	(13,186)	(37,070)
Current tax expense	(7,250)	(468)
Deferred tax recovery (expense)	112	(1,867)
Net loss from continuing operations	(20,324)	(39,405)
Profit (loss) from discontinued operations		(27,491)
Net loss and comprehensive loss	(20,324)	(66,896)
Net loss from continuing operations attributable to
Equinox Gold shareholders	(18,360)	(38,741)
Non-controlling interests	(1,964)	(664)
Net loss from continuing operations	(20,324)	(39,405)
Net loss and comprehensive loss attributable to
Equinox Gold shareholders	(18,360)	(65,534)
Non-controlling interests	(1,964)	(1,362)
Net loss and comprehensive loss	$ (20,324)	$ (66,896)
Net loss per share from continuing operations, basic and diluted	$ (0.16)	$ (0.42)
Net loss per share, basic and diluted	$ (0.16)	$ (0.71)
Weighted average shares outstanding, basic and diluted	112,001,484	92,341,128